Label	Element	Value
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	GMO EMERGING COUNTRY DEBT FUND
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the J.P. Morgan EMBI Global Diversified.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses with respect to ETF Class shares remain the same as those shown in the table. The one year amounts shown reflect the expense waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2026, the Fund’s portfolio turnover rate (excluding short-term investments) was 41% of the average value of its portfolio securities.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	41.00%
Strategy [Heading]	oef_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund seeks its investment objective by investing primarily in debt of emerging country sovereign, quasi-sovereign, and corporate issuers and in emerging country credit, currency, and interest rate derivatives. “Sovereign” refers to a government and “quasi-sovereign” refers to a governmental agency, political subdivision or other instrumentality or corporate issuer that is majority owned, directly or indirectly, or whose obligations are guaranteed, by or derived from a government. The Fund can invest in both local currency denominated debt (“local debt”) and non-local currency denominated debt (“hard currency debt”). Consistent with its hard currency benchmark, the Fund typically invests primarily in hard currency debt and only opportunistically in local currency debt.
In constructing the Fund’s portfolio, GMO uses fundamental analytical techniques to select country credit, corporate credit, currency, interest-rate, and individual bond and derivative instruments. For country credit selection, GMO considers a country’s economic structure, fiscal sustainability, external liquidity, and certain ESG (environmental, social, and governance) criteria. For quasi-sovereign and corporate credit selection, GMO focuses on quasi-sovereign credits and considers the stand-alone credit quality of the issuer, its relationship to the local government, and any idiosyncratic risks of the bond and issuer. In selecting individual bonds, GMO considers the bond-specific characteristics, such as the coupon rate, seniority and yield. With respect to opportunistic local currency investments, GMO considers the nature of the currency (i.e., floating-rate or pegged), a country’s economic cycle, market sentiment (for floating rate currencies) and valuation-based factors (for pegged currencies). With respect to local currency interest rates, GMO considers real yields and its assessment of fundamental fair values.
GMO considers risk at both the Fund’s portfolio and individual security level and generally takes into account, among other factors, U.S. dollar and local currency interest rate duration, credit spread duration, currency exposure, liquidity, transaction costs and sovereign and corporate default scenarios. The factors GMO considers and investment methods GMO uses can change over time.
The Fund may invest in debt investments of all credit qualities, including securities that are in default. (The debt investments in which the Fund invests include below investment grade debt investments, which are commonly referred to as “high yield” or “junk bonds,” although these terms are not generally used to refer to emerging country debt securities.) The hard currency debt investments in which the Fund invests are usually denominated in U.S. dollars, Euros, Japanese yen, Swiss francs, or British pounds sterling. After hedging, U.S. dollars typically represent at least 75% of the Fund’s currency exposures. The Fund typically invests in less liquid debt investments with the intention of holding them for an extended period of time.
Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries (see “Name Policies”). In general, the Fund considers “emerging countries” to include countries whose securities are included in the Fund’s benchmark or countries that have similar economic and social structures or default histories to those of countries whose securities are included in the Fund’s benchmark. The Fund’s performance is likely to be more volatile than that of its benchmark.
In seeking to achieve the Fund’s investment objective, GMO typically invests a portion of the Fund’s assets in over-the-counter (OTC) and exchange-traded derivatives, including options, swap contracts (including interest rate swaps, total return swaps and credit default swaps), forward currency contracts (including forward contracts on currencies of developed markets), and reverse repurchase agreements. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. The Fund may also engage in short sales. Leverage is not a principal component of the Fund’s investment strategy. However, because of its derivative positions, the Fund may at times have gross investment exposure in excess of its net assets (i.e., the Fund may be leveraged) and, therefore, may be subject to a higher risk of loss during those times than if the Fund were not leveraged. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
GMO normally seeks to maintain an interest rate duration for the Fund that is similar to that of its benchmark (approximately 6.3 years as of May 31, 2026). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Bond Funds — Duration.”
The Fund’s ETF Class operates as an actively managed exchange-traded fund (“ETF”).

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	fnd_NmRule35d1EightyPctInvstmntPlcyTextBlock	Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries (see “Name Policies”).
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a composite index computed by GMO that tracks historical changes in the Fund’s benchmark (a broad-based securities market index) over time. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations. Returns shown are those of Class III shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus, and have not been adjusted to reflect the fees and expenses attributable to ETF Class shares. Class III shares would have substantially similar annual returns to ETF Class shares because the shares are invested in the same portfolio of securities, and the annual returns at NAV (assuming ETF Class shares are bought and sold without any premium or discount) would differ only to the extent that Class III shares do not have the same expenses as ETF Class shares. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at https://www.gmo.com/americas/investment-capabilities/etfs/. Past performance (before and after taxes) is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a composite index computed by GMO that tracks historical changes in the Fund’s benchmark (a broad-based securities market index) over time.
Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	https://www.gmo.com/americas/investment-capabilities/etfs/
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Highest Quarter: 12.54% 2Q 2020 Lowest Quarter: -14.48% 1Q 2020 Year-to-Date: 9.45% As of 6/30/2026
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Year-to-Date:
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2026
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	9.45%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	12.54%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(14.48%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2025
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such a failure. Below investment grade investments (commonly referred to as high yield or “junk” bonds) have speculative characteristics and are subject to greater credit risk than other fixed income investments. Negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of below investment grade investments to make principal and interest payments than issuers of investment grade investments. In addition, investments in emerging country sovereign or quasi-sovereign debt are subject to a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of a default. Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and are subject to substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses in its effort to be repaid. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its original investment or may be required to accept cash or instruments worth less than its original investment.

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk – Fixed Income –  The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market prices of emerging country sovereign and quasi-sovereign debt investments can decline due to uncertainty about their credit quality and the reliability of their payment streams.

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Disruption and Geopolitical Risk –  Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Focused Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Focused Investment Risk –  Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Illiquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Illiquidity Risk –  Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Derivatives and Short Sales Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives and Short Sales Risk –  The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the securities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Counterparty Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Counterparty Risk –  The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Non-U.S. Investment Risk –  The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Large Transactions Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Large Transactions Risk –  To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. The Fund also may be subject to these effects when a number of shareholders collectively redeem or sell a large amount of Fund shares.

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Management and Operational Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management and Operational Risk –  The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Leveraging Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Leveraging Risk –  The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | ETF Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
ETF Risks –  The Fund’s ETF Class operates as an ETF and, as a result of this structure, ETF Class shares are exposed to the following risks:

•
Costs of Buying or Selling Shares Risk.   Due to the costs of buying or selling the Fund’s ETF Class shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of ETF Class shares may significantly reduce investment results and an investment in ETF Class shares may not be advisable for investors who anticipate regularly making small investments.

•
Limited Authorized Participants, Market Makers and Liquidity Providers Risk.   Because the Fund’s ETF Class operates as an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares ETF Class shares directly from the Fund. Retail investors cannot transact in ETF Class shares directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in ETF Class shares, there may be demand for ETF Class shares, thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, ETF Class shares may trade at a material premium or discount to their NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of ETF Class shares. In addition, the ETF Class shares may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Trading Risk.   The Fund’s ETF Class shares may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the ETF Class shares and the value of the Fund’s underlying holdings attributable to ETF Class shares. This can be reflected as a spread between the bid and ask prices for the ETF Class shares quoted during the day or a premium or discount in the closing price from their NAV. In addition, although the Fund’s ETF Class shares are currently listed on the Exchange, there can be no assurance that an active trading market for ETF Class shares will develop or be maintained. Trading in ETF Class shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares of the Fund inadvisable.

•
Cash Transactions Risk.   The Fund may effect some of its creations and redemptions of ETF Class shares for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize ordinary income, or a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s ETF Class shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to their NAV. In effecting creations and redemptions in ETF Class shares in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

•
National Closed Market Trading Risk.   To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s ETF Class shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the NAV of the Fund’s ETF Class shares that may be greater than those experienced by other ETFs.

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | ETF Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.75%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	(0.75%)
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Dividend and interest expense on short sales	oef_Component1OtherExpensesOverAssets	0.08%
All other expense	oef_Component3OtherExpensesOverAssets	0.19%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.27%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.77%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2027
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class III shares of the Fund.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 231
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	591
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,135
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	319
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	500
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,022
GMO Emerging Country Debt Fund | J.P. Morgan EMBI Global Diversified +1 (Composite index) (Fund benchmark)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.30%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.78%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.26%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.40%	[3]
GMO Emerging Country Debt Fund | Class III
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	13.86%
Annual Return [Percent]	oef_AnnlRtrPct	12.48%
Annual Return [Percent]	oef_AnnlRtrPct	(5.91%)
Annual Return [Percent]	oef_AnnlRtrPct	14.28%
Annual Return [Percent]	oef_AnnlRtrPct	7.23%
Annual Return [Percent]	oef_AnnlRtrPct	(1.29%)
Annual Return [Percent]	oef_AnnlRtrPct	(16.32%)
Annual Return [Percent]	oef_AnnlRtrPct	17.64%
Annual Return [Percent]	oef_AnnlRtrPct	13.36%
Annual Return [Percent]	oef_AnnlRtrPct	22.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	20.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.83%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.24%
Performance Inception Date	oef_PerfInceptionDate	Apr. 19, 1994
GMO Emerging Country Debt Fund | Class III | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.08%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.44%
GMO Emerging Country Debt Fund | Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.10%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.73%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.58%

[1]	Includes both management fee of 0.35% and class-specific service and supplemental support fee of 0.15% for ETF Class shares. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive or reduce the Fund’s management fees and service and supplemental support fees to the extent necessary to offset the management fees and service and supplemental support fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees and service and supplemental support fees will not be waived below zero. This waiver will continue through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[2]	Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class III shares of the Fund. The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any.
[3]	Effective March 1, 2020, the Fund’s benchmark is the J.P. Morgan EMBI Global Diversified. In order to present a performance comparison that tracks changes in the Fund’s benchmark over time, the J.P. Morgan EMBI Global Diversified + (Composite index) is shown in the table above and reflects the performance of (i) the J.P. Morgan EMBI through 8/31/1995, (ii) the J.P. Morgan EMBI + through 12/31/1999, (iii) the J.P. Morgan EMBI Global through 2/29/2020 and (iv) the J.P. Morgan EMBI Global Diversified thereafter.